UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23459

Red Cedar Fund Trust

(Exact name of registrant as specified in charter)

c/o Red Cedar Investment Management

333 Bridge Street NW, Suite 601

Grand Rapids, MI 49504

(Address of principal executive offices) (Zip code)

CT Corporation

1209 Orange Street, Corporation Trust Center

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 616-378-6894

Date of fiscal year end: October 31

Date of reporting period: July 1, 2021 - June 30, 2022

Item 1. Proxy Voting Record

Red Cedar Short Term Bond Fund

The Red Cedar Short Term Bond Fund held no securities entitled to vote at a meeting of shareholders during the reporting period (July 1, 2021 through June 30, 2022).

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Red Cedar Fund Trust By: /s/ David Withrow David Withrow President of the Trust
Date: August 22, 2022